ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Merger Transaction
The Company recorded a gain on the transaction of $2.0 billion during the year ended December 31, 2024, which consists of the following components (in thousands):

YEAR ENDED DECEMBER 31, 2024
Merger consideration for common stock, warrants, and stock options	$1,727,687
Book value of Amended 2020 Loans assumed by Acquirer	211,315
Book value of net assets and liabilities related to INBRX-101 assumed by Acquirer	14,496
Transaction costs paid by Acquirer	68,000
Total gain recognized	$2,021,498

Schedule of Potential Dilutive Securities Excluded from Diluted Loss Per Share
In periods in which the Company has net income, the Company applies the treasury stock method to determine the dilutive effect of potentially dilutive securities. Potentially dilutive securities included in the diluted earnings per share are as follows (in thousands):

YEAR ENDED DECEMBER 31, 2024
Outstanding stock options	182
Total	182
Potentially dilutive securities not included in the calculation of diluted net loss per share, as weighted based on the period outstanding during the year, are as follows (in thousands):

YEAR ENDED DECEMBER 31, 2023
Outstanding stock options	1,584
Warrants to purchase common stock	12
Total	1,596

Schedule of Significant Expense Categories
The table below summarizes the significant segment revenue and significant segment expenses which are regularly reported to and reviewed by the CODM for the purposes of making decisions regarding the allocation of resources and are reconciled to consolidated net income (loss) for the years ended December 31, 2024 and December 31, 2023 (in thousands):

	YEAR ENDED DECEMBER 31,
	2024	2023
Segment net income (loss)
Revenue	$200	$1,800
Research and development expense
Personnel	72,790	47,818
Contract manufacturing	55,643	77,248
Clinical trials	47,665	42,960
Equipment, depreciation, and facility	9,693	7,401
Other research and development	17,952	16,213
General and administrative expense
Merger-related	68,061	36
Personnel	37,649	17,762
Other general and administrative	22,195	11,583
Other income (expense)	2,019,022	(20,503)
Other segment expenses(1)	2	1,637
Segment and consolidated net income (loss)	$1,687,572	$(241,361)
(1) Other segment expenses include provision for income taxes and loss on equity method investments.